Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 10,311,000	$ 6,822,000
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses	2,475,000	2,201,000
Depreciation expense	437,000	344,000
Amortization of operating right-of-use assets	325,000	164,000
Amortization of subordinated debt issuance costs	34,000	34,000
Amortization of other intangible	49,000	49,000
Net amortization of securities premiums	0	6,000
Accretion of deferred loan fees and costs, net	(1,944,000)	(4,988,000)
Deferred income taxes	(222,000)	(336,000)
Stock-based compensation expense	511,000	433,000
Net realized loss on sale of foreclosed real estate	0	73,000
Gain on sale of investment securities available for sale	0	(362,000)
Net gain on loans held for sale	(12,500,000)	(6,881,000)
Loans held for sale-originations	(521,710,000)	(406,216,000)
Loans held for sale-proceeds	508,811,000	369,379,000
Gain on the sale of SBA loans	(310,000)	(1,147,000)
Increase in the cash surrender value of bank-owned life insurance	(89,000)	(83,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(323,000)	(85,000)
Prepaid expenses and other assets	(2,085,000)	1,603,000
Accrued interest payable	410,000	(262,000)
Accrued expenses and other liabilities	3,582,000	1,891,000
Net Cash Used in Operating Activities	(12,238,000)	(37,361,000)
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(2,133,000)	(2,467,000)
Redemption of interest-earning time deposits	6,224,000	4,006,000
Principal repayments on investment securities available for sale	1,004,000	1,066,000
Proceeds from the sales of investment securities available for sale	0	5,862,000
Net increase in loans receivable	(218,119,000)	(42,536,000)
Purchase of Federal Home Loan Bank stock	(10,980,000)	(1,113,000)
Redemption of Federal Home Loan Bank stock	6,557,000	600,000
Proceeds from the sale of foreclosed real estate	0	563,000
Acquisition, net of cash acquired	0	1,259,000
Capitalized expenditures on other real estate owned	0	(350,000)
Purchase of premises and equipment	(560,000)	(619,000)
Net Cash Used in Investing Activities	(218,007,000)	(33,729,000)
Cash Flows from Financing Activities
Net increase in demand deposits, money markets, and savings accounts	84,041,000	111,838,000
Net (decrease) increase in certificate accounts	18,041,000	(19,517,000)
Increase (decrease) in advances from borrowers for taxes and insurance	1,330,000	370,000
Proceeds from Federal Home Loan Bank short-term borrowings	198,500,000	26,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(131,300,000)	(10,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings	79,000,000	0
Repayment of Federal Home Loan Bank long-term borrowings	(36,171,000)	(5,000,000)
Proceeds from Federal Reserve Bank borrowings	60,200,000	0
Repayment of Federal Reserve Bank borrowings	(57,095,000)	(44,239,000)
Proceeds from other short-term borrowings	5,489,000	0
Repayment of other short-term borrowings	0	(10,889,000)
Dividends paid	(1,018,000)	(839,000)
Noncontrolling interest capital distribution	(279,000)	0
Purchase of treasury stock	(49,000)	(25,000)
Proceeds from the exercise of stock options	261,000	87,000
Net Cash Provided by Financing Activities	223,433,000	47,882,000
Net Decrease in Cash and Cash Equivalents	(6,812,000)	(23,208,000)
Cash and Cash Equivalents – Beginning of Year	10,705,000	33,913,000
Cash and Cash Equivalents – End of Year	3,893,000	10,705,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	8,367,000	4,563,000
Cash payments for income taxes	2,900,000	2,293,000
Initial recognition of operating lease right-of use assets	1,050,000	670,000
Initial recognition of operating lease obligations	1,050,000	670,000
Stock for Capital Raise [Member]
Cash Flows from Financing Activities
Proceeds from the reissuance of treasury stock	2,383,000	0
Stock Excluding Issuance for Capital Raise [Member]
Cash Flows from Financing Activities
Proceeds from the reissuance of treasury stock	$ 100,000	$ 96,000